Components of Total Accumulated Other Comprehensive Income in the Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on forward currency contracts	$ 11	$ 7
Loss on interest rate swap cash flow hedges	(3)
Foreign currency translation	(9)	18
Total accumulated other comprehensive income (loss)	$ (1)	$ 25